Kinetics Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

April 30, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

RE:	Kinetics Portfolios Trust (the “Trust”)
Registration No. 811-09923

Ladies and Gentlemen:

On behalf of the Trust, I have transmitted herewith for filing pursuant to Rule 8b-16(a) under the Investment Company Act of 1940, as amended, for the purpose of updating annual financial information, Amendment No. 26 to the Trust’s Registration Statement on Form N-1A.

Questions and comments concerning the Amendment may be directed to the undersigned at (414) 765-6611.

Sincerely,

/s/ Michelle M. Nelson
Michelle M. Nelson, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures